Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Total	Number of Common Shares	Issued Capital	Share Premium	Other Capital Reserves	Accumulated Deficit	Other Components of Equity
Balance, shares at Dec. 31, 2020		28,228,415
Balance, amount at Dec. 31, 2020	€ 77,863,880		€ 3,387,410	€ 220,289,876	€ 26,259,004	€ (168,345,620)	€ (3,726,790)
Statement [Line Items]
Loss for the period	(20,906,280)		0	0	0	(20,906,280)	0
Exchange differences on translation of foreign currency	2,077,397		0	0	0	0	2,077,397
Total comprehensive loss	(18,828,883)		0	0	0	(20,906,280)	2,077,397
Issuance of common shares and warrants, shares		15,610,022
Issuance of common shares and warrants, amount	65,142,549		1,873,203	63,269,346	0	0	0
Transaction costs	(4,219,222)		0	(4,219,222)	0	0	0
Equity-settled share-based payments	2,687,779		0	0	2,687,779	0	0
Share options exercised, shares		347,842
Share options exercised, amount	963,735		41,741	921,994	0	0	0
Balance, shares at Jun. 30, 2021		44,186,279
Balance, amount at Jun. 30, 2021	123,609,838		5,302,354	280,261,994	28,946,783	(189,251,900)	1,649,393
Balance, shares at Dec. 31, 2021		44,203,763
Balance, amount at Dec. 31, 2021	105,280,996		5,304,452	280,310,744	30,591,209	(213,975,679)	3,050,271
Statement [Line Items]
Loss for the period	(13,536,654)		0	0	0	(13,536,654)	0
Exchange differences on translation of foreign currency	5,718,815		0	0	0	0	5,718,815
Total comprehensive loss	(7,817,839)		0	0	0	(13,536,654)	5,718,815
Transaction costs	0
Equity-settled share-based payments	4,668,481		0	0	4,668,481	0	0
Balance, shares at Jun. 30, 2022		44,203,763
Balance, amount at Jun. 30, 2022	€ 102,131,638		€ 5,304,452	€ 280,310,744	€ 35,259,689	€ (227,512,333)	€ 8,769,086